RISK MANAGEMENT - Modified Financial Assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	$ 30,925,681	$ 27,223,238
Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	14,918,915	10,271,676
United States of America, Dollars
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	12,885,921	16,589,399
Euro Member Countries, Euro
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	2,892,670	85,887
Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	$ 228,175	$ 276,276